Employee Benefit Plan	12 Months Ended
Jan. 28, 2012
Employee Benefit Plan

(9) Employee Benefit Plan

Effective February 1, 2007, the Company implemented the Five Below 401(k) Retirement Savings Plan for all employees who have at least one year of service, worked at least 1,000 hours, and are 21 years of age. Employees can contribute up to the maximum amount allowed under law. The Company may make discretionary matching and profit sharing contributions, which vest over a period of five years from each employee’s commencement of employment with the Company. The Company did not make any discretionary contributions in Fiscal 2009, Fiscal 2010 or Fiscal 2011.